Voya Investment Management

Third Quarter Report

November 30, 2015

Voya Prime Rate Trust

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2015

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	23
Shareholder Meeting Information	44
Additional Information	45

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2015
Net Assets	$827,902,296
Total Assets	$1,187,715,403
Assets Invested in Senior Loans	$1,160,930,434
Senior Loans Represented	383
Average Amount Outstanding per Loan	$3,031,150
Industries Represented	35
Average Loan Amount per Industry	$33,169,441
Portfolio Turnover Rate (YTD)	36%
Weighted Average Days to Interest Rate Reset	40
Average Loan Final Maturity	61 months
Total Leverage as a Percentage of Total Assets	26.84%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the third fiscal quarter and $0.25 during the nine months ended November 30, 2015. Based on the average month-end net asset value ("NAV") per share of $5.75 for the third fiscal quarter, the annualized distribution rate(1) was 5.81% for the third fiscal quarter. The Trust's total return for the third fiscal quarter, based on NAV, was (2.19)% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of (1.70)% for the same quarter. For the nine months ended November 30, 2015, the Trust's total return, based on NAV(3), was (1.02)%, versus a total return on the Index of (1.36)%. The total market value return(2) for the Trust's Common Shares during the third fiscal quarter was (0.69)% and for the nine months ended November 30, 2015 was (2.83)%.

MARKET REVIEW

The U.S. senior loan market, as represented by the Index, was uncharacteristically weak during the fiscal quarter ended November 30th, largely in response to volatility across global risk markets as a result of heightened concerns over — ultimately — the pace of global growth. Exacerbating the

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  The Trust's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  The total return is based on full reinvestment of dividends.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

general malaise within the loan market were pockets of technical pressure as new issue activity tended to, at times, overshadow sporadic demand from global investors.

Total Index outstandings increased by over $40 billion over the period as several large, bellwether transactions came to market and refinancing activity all but ceased. On the flip side of the technical equation, collateralized loan obligation issuance, while still healthy on an absolute basis, slowed from recent comparable periods, while other institutional investors took more of a "wait-and-see" approach as it related to overall volatility trends. Interestingly, loan mutual fund investors, typically quite sensitive to both yields and principal volatility, chose to ignore the prospects of rising rates and continued to remain in defense mode. Additionally, sector-specific credit concerns, particularly in the broad energy and mining sectors, weighed on both market sentiment and issuer-specific bid levels, and, consequently, Index returns.

Such a risk-off environment, which persisted over much of the period under review, led to a bifurcation of both the primary and secondary loan markets, with better quality offerings clearing the new issue pipeline more easily and typically performing better as it broke for trading into the secondary market. For the period, loans rated BB returned -0.62%, followed by those rated B at -1.80%, with the riskier CCC cohort following the "performing" pack at -6.58%. Defaulted loans, on the other hand, lost almost 20% during the period, much of it attributable to the poor performance of Energy Future Holdings Corporation, the largest constituent in the Index.

PORTFOLIO SPECIFICS

The Trust's NAV return was below that of the Index for the three months ended November 30, 2015, a function, primarily, of the long-standing strategic use of leverage for investment purposes. Typically an effective yield-enhancement tool, leverage is, of course, a natural detractor in a market in which prices are moving generally lower. From an attribution perspective, selection in the telecommunications and health care sectors were modest negative contributors. Additionally, not holding Weight Watchers International, Inc., as well as the Trust's overweight position in Fram Group Holdings Inc., weighed on relative returns. Weight Watchers' term loans jumped in value during the period on the heels of news that Oprah Winfrey would be taking a 10% stake in the company, while the market value of loans issued by Fram softened as a result of uncertainty surrounding an approaching (2017) maturity of one of the tranches. Providing some degree of offset was the Trust's continued underweight to the volatile broad energy sector, as well as an overweight to electronics/electrical and credit selection in the insurance (brokerage) sector.

Trust positioning during the period focused on continued investment in what we believed were attractively priced new issue transactions, with select secondary market purchases where the risk/return profile looked appealing. Additionally, several existing holdings were reduced for exposure management and/or risk reduction purposes.

TOP TEN SENIOR LOAN ISSUERS
AS OF NOVEMBER 30, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Advantage Sales & Marketing, Inc.	1.2%	1.7%
Freescale Semiconductor, Inc.	1.0%	1.5%
BJs Wholesale Club	1.0%	1.5%
PetSmart, Inc.	1.0%	1.4%
Univision Communications, Inc.	1.0%	1.4%
Gates Global LLC	0.9%	1.3%
Avago Technologies	0.9%	1.3%
Asurion, LLC	0.9%	1.3%
Level 3 Financing, Inc	0.9%	1.3%
Sedgwick Holdings, Inc.	0.9%	1.3%

TOP TEN INDUSTRIES
AS OF NOVEMBER 30, 2015
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	13.0%	18.6%
Health Care	10.8%	15.5%
Retailers (Except Food & Drug)	8.1%	11.5%
Business Equipment & Services	7.4%	10.7%
Telecommunications	7.1%	10.2%
Diversified Insurance	5.1%	7.3%
Lodging & Casinos	4.3%	6.1%
Automotive	4.0%	5.7%
Chemicals & Plastics	3.6%	5.2%
Industrial Equipment	3.1%	4.5%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

The Trust continues to be well diversified with 316 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.32% of assets under management, while the average industry exposure closed the period at 2.86%.

OUTLOOK AND CURRENT STRATEGY

In light of prevailing market conditions, framing the near-term outlook for loan market technical and price direction is a bit tricky. If leading indicators hold, we believe that the initial part of the first quarter of 2016 will reflect a more measured pace of new issue activity, which would — all things equal — support a better balance to the supply/demand equation and thereby provide a measure of lift to secondary loan prices.

On the other hand, forward credit fundamentals, while not quite as difficult to discern, are also at this point subject to a greater set of variables than is normal. While current default rates sit well inside of the historical average, we believe that continued weakness in the energy and mining sectors will likely cause additional credit stress, both directly and potentially through a spillover effect. That being said, so long as the U.S. economy does not unexpectedly roll over, we would expect default activity to remain within current market expectations, even after factoring the impact of persistently low oil and gas prices.

And last, but certainly not least, now that the Federal Reserve has taken the initial step in the challenging effort to normalize short-term interest rates, the question becomes "how far, how fast?" Almost any way in which one would envision that process playing out, we believe it falls in favor of floating rate senior loans.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
December 31, 2015

Ratings Distribution as of November 30, 2015
Ba	28.23%
B	65.24%
Caa and below	6.14%
Not rated*	0.39%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2015
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	0.10%	4.70%	5.61%	4.24%
Based on Market Value	1.36%	(0.29)%	3.97%	4.56%
S&P/LSTA Leveraged Loan Index	(0.89)%	2.66%	3.89%	4.48%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2015	3.25%	5.57%	6.13%	5.89%	6.48%
August 31, 2015	3.25%	5.50%	6.15%	5.77%	6.45%
May 31, 2015	3.25%	6.06%	6.63%	5.55%	6.06%
February 28, 2015	3.25%	4.20%	4.54%	5.87%	6.34%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

All Voya family of funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Trust's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's Common Shares. If short-term market interest rates fall, the yield on the Trust's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Trust's Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Trust's exposure to risks associated with rising interest rates.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

The Trust's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Trust's Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Trust's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2015 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,224,893,297)	$1,167,909,550
Foreign currencies at value (Cost $45,058)	44,824
Receivables:
Investment securities sold	11,846,422
Interest	7,684,563
Other fees	635
Unrealized appreciation on forward foreign currency contracts	204,467
Prepaid arrangement fees on notes payable	24,629
Prepaid expenses	313
Total assets	1,187,715,403
LIABILITIES:
Notes payable	318,800,000
Payable for investment securities purchased	39,162,954
Accrued interest payable	104,561
Payable for investment management fees	998,685
Payable to custodian due to bank overdraft	334,672
Accrued trustee fees	10,041
Unrealized depreciation on unfunded commitments	838
Other accrued expenses	401,356
Total liabilities	359,813,107
NET ASSETS	$827,902,296
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.60
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,097,464,804
Undistributed net investment income	4,988,335
Accumulated net realized loss	(217,683,204)
Net unrealized depreciation	(56,867,639)
NET ASSETS	$827,902,296

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$47,371,008
Dividends	313,126
Other fees	1,118,206
Total investment income	48,802,340
EXPENSES:
Investment management fees(1)	8,959,268
Administration fees(1)	510,842
Transfer agent fees	61,340
Interest expense	2,958,714
Custody and accounting expense	389,900
Professional fees	138,005
Shareholder reporting expense	152,100
Trustees fees	23,650
Miscellaneous expense	167,979
Total expenses	13,361,798
Net expenses	13,361,798
Net investment income	35,440,542
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,747,669)
Forward foreign currency contracts	1,102,494
Foreign currency related transactions	(1,784,056)
Net realized loss	(8,429,231)
Net change in unrealized appreciation (depreciation) on:
Investments	(38,320,628)
Forward foreign currency contracts	124,130
Foreign currency related transactions	(12,346)
Unfunded commitments	(69,674)
Net change in unrealized appreciation (depreciation)	(38,278,518)
Net realized and unrealized gain	(46,707,749)
Increase in net assets resulting from operations	$(11,267,207)

(1)  Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2015	Year Ended February 28, 2015
FROM OPERATIONS:
Net investment income	$35,440,542	$49,240,508
Net realized gain	(8,429,231)	5,065,361
Net change in unrealized appreciation (depreciation)	(38,278,518)	(24,865,563)
Increase in net assets resulting from operations	(11,267,207)	29,440,306
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(37,242,494)	(51,282,312)
Decrease in net assets from distributions to common shareholders	(37,242,494)	(51,282,312)
Net increase (decrease) in net assets	(48,509,701)	(21,842,006)
NET ASSETS:
Beginning of year or period	876,411,997	898,254,003
End of year or period (including undistributed net investment income of $4,988,335 and $6,790,287 respectively)	$827,902,296	$876,411,997

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2015 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$46,655,643
Dividends received	252
Facility fees received	5,355
Arrangement fees paid	(8,958)
Other income received	1,417,946
Interest paid	(2,937,532)
Other operating expenses paid	(10,429,174)
Purchases of securities	(470,445,021)
Proceeds on sale of securities	471,111,836
Net cash used by operating activities	35,370,347
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(37,242,494)
Proceeds from notes payable	244,000,000
Repayment of notes payable	(248,700,000)
Payable to custodian to due overdraft	334,672
Net cash flows provided in financing activities	(41,607,822)
Net decrease	(6,237,475)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	405
Cash and foreign currency balance
Net decrease in cash and foreign currency	(6,237,070)
Cash and foreign currency at beginning of period	6,281,894
Cash and foreign currency at end of period	$44,824
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Used by Operating Activities:
Net decrease in net assets resulting from operations	$(11,267,207)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	38,320,628
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(124,130)
Change in unrealized appreciation or depreciation on other assets and liablilities	12,346
Change in unrealized appreciation or depreciation on unfunded commitments	69,674
Accretion of discounts on investments	(1,076,799)
Amortization of premiums on investments	521,615
Net realized loss on sale of investments and foreign currency related transactions	8,429,231
Purchases of securities	(470,445,021)
Proceeds on sale of securities	471,111,836
Decrease in other assets	(635)
Increase in interest and other receivable	(159,929)
Increase in prepaid arrangement fees on notes payable	(8,958)
Decrease in prepaid expenses	5,355
Decrease in reimbursement due from manager	1,915
Increase in accrued interest payable	21,182
Increase in payable for investment management fees	259,488
Decrease in payable for administrative fees	(230,999)
Decrease in accrued trustees fees	(7,232)
Decrease in other accrued expenses	(62,013)
Total adjustments	46,637,554
Net cash used by operating activities	$35,370,347

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
Voya Prime Rate Trust
11-30-15	5.93	0.24	(0.32)	—	—	(0.08)	(0.25)	—	(0.25)	5.60	5.09	(1.02)		(2.83)		2.05	1.60	2.05	5.44	827,902	36
02-28-15	6.08	0.33	(0.13)	—	—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—	—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—	—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
Voya Prime Rate Trust
11-30-15	1.15	1.48	1.48	3.92	—	—	4	318,800	3,597	335,859	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. Voya Investments oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

For the period ended November 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended November 30, 2015, the Trust entered into one forward foreign currency contract to buy with a contract amount of $1,210,946. The Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $32,431,234 for the period ended November 30, 2015.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

K.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended November 30, 2015, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $444,335,141 and $463,334,359, respectively. At November 30, 2015, the Trust held senior loans valued at $1,160,930,434 representing 99.4% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Lincoln Paper & Tissue LLC (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Total Restricted Securities (fair value $0 at November 30, 2015)		$—

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, the Trust had entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensated the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Management Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares). Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

Also, prior to May 1, 2015, the Trust had entered into an administrative agreement ("Administrative Agreement") with Voya Funds Services, LLC (the "Administrator"), a Delaware limited liability company, to provide administrative services and also to furnish facilities. For its services, the Administrator was compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administration fees on the accompanying Statement of Operations.

Effective May 1, 2015, the terms of the Trust's Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Trust's Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Trust and there is no change to the investment management or administrative services provided. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's Managed Assets. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through November 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual through July 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

As of November 30, 2015, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

November 30,
2016	2017	2018	Total
$—	$27,879	$13,541	$41,420

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — COMMITMENTS

The Trust has entered into a $440 million 364-day revolving credit agreement which matures July 18, 2016, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at November 30, 2015, was $319 million. Weighted average interest rate on outstanding borrowings during the year was 1.13%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.85% of total assets at November 30, 2015. Average borrowings for the period ended November 30, 2015 were $335,858,909 and the average annualized interest rate was 1.17% excluding other fees related to the unused portion of the facility, and other fees.

As of November 30, 2015, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Kenan Advantage Group, Inc.	$167,533

The net unrealized depreciation on these commitments of $838 as of November 30, 2015 is reported as such on the Statement of Assets and Liabilities.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2015, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,631,646
6/30/2015	5,000,000	5,000,000

As of November 30, 2015 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2015, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended November 30, 2015 and during the year ended February 28, 2015.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends to shareholders was as follows:

Nine Months Ended November 30, 2015	Year Ended February 28, 2015
Ordinary Income	Ordinary Income
$37,242,494	$51,282,312

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2015 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary	Capital Losses	Appreciation/
Income	Deferred	(Depreciation)	Amount	Character	Expiration
$6,884,273	$(1,980,936)	$(18,785,419)	$(41,585,301)	Short-term	2017
			(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(14,998,121)	Long-term	None
			$(207,157,076)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2015, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to November 30, 2015, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.026	11/30/15	12/10/15	12/22/15
$0.027	12/21/15	12/31/15	1/13/16

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 140.2%
		Aerospace & Defense: 0.5%
1,200,000	(1)	Computer Sciences Government Services Inc., Term Loan B, 3.750%, 10/06/22	$1,201,500	0.1
2,129,741		Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	2,127,079	0.3
884,727		Transdigm, Inc., Term Loan C, 3.750%, 02/28/20	865,803	0.1
			4,194,382	0.5
		Air Transport: 0.2%
1,984,962		United Airlines, Inc., New Term Loan, 3.500%, 09/15/21	1,978,347	0.2
		Automotive: 5.7%
1,990,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,992,487	0.2
2,977,500		Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,984,944	0.4
2,686,500		Dynacast International LLC, First Lien Term Loan, 4.500%, 01/28/22	2,661,282	0.3
7,114,962		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,409,393	0.8
3,783,228		Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	2,903,628	0.4
1,477,215		Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	716,449	0.1
11,880,000		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	11,027,610	1.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,762,000		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	$3,673,830	0.4
EUR	1,246,875		Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,315,739	0.2
	5,908,857		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	5,837,460	0.7
	2,065,000	(1)	NN, Inc., Upsized Term Loan B, 5.750%, 10/30/22	2,046,931	0.2
	2,623,500		Service King, Upsized Term Loan B, 4.500%, 08/18/21	2,612,568	0.3
	3,125,000		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	3,095,703	0.4
				47,278,024	5.7
			Beverage & Tobacco: 1.2%
EUR	7,780,013		Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.250%, 07/02/22	8,223,399	1.0
	1,945,003		Jacobs Douwe Egberts,TL B-1 USD, 4.250%, 07/02/22	1,935,278	0.2
				10,158,677	1.2
			Building & Development: 1.6%
	4,118,883		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	4,113,632	0.5
	1,093,750		Leighton Services, Term Loan B, 5.500%, 05/21/22	1,093,750	0.1
	1,773,135		Minimax Viking GmbH,Facility B1 Loan, 4.000%, 08/16/20	1,768,702	0.2
	3,314,646		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	3,309,468	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
897,940	PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	$885,593	0.1
2,000,000	Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	1,991,876	0.3
		13,163,021	1.6
	Business Equipment & Services: 10.7%
6,336,160	Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,093,276	0.7
12,152,250	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	11,809,386	1.4
2,900,000	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	2,670,416	0.3
3,200,000	AlixPartners LLP, Term Loan B, 4.500%, 07/27/22	3,191,200	0.4
1,960,000	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,937,950	0.2
1,300,000	Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,281,583	0.2
1,496,250	Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,453,233	0.2
2,580,500	Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	2,512,762	0.3
7,422,306	Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	7,255,304	0.9
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,297,248	First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	$2,268,532	0.3
	1,631,261	First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,606,793	0.2
	2,114,279	GCA Services, Replacement Term Loan, 4.250%, 11/01/19	2,108,334	0.3
	7,414,925	Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	7,409,875	0.9
EUR	1,103,478	ION Trading Technologies Limited, Tranche B-1 Euro Term Loans, 4.500%, 06/10/21	1,167,337	0.1
	4,794,753	iQor, First Lien Term Loan, 6.000%, 04/01/21	3,835,803	0.5
	2,500,000	iQor, Second Lien Term Loan, 9.750%, 04/01/22	1,937,500	0.2
	3,225,000	Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/11/22	3,168,562	0.4
	2,937,813	Learning Care Group, Term Loan, 5.000%, 05/01/21	2,937,812	0.4
	3,566,532	Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,548,700	0.4
	2,000,000	Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	1,985,000	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	2,574,000	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	$2,342,340	0.3
	4,950,406	SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,504,870	0.6
	2,300,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	2,012,500	0.2
	4,336,978	SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	4,206,869	0.5
	579,499	Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	580,224	0.1
	2,489,501	Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	2,492,612	0.3
	211,711	Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	190,540	0.0
EUR	250,000	Vistra Group Ltd, EUR First Lien, 4.750%, 10/26/22	265,623	0.0
	600,000	Vistra Group Ltd, USD First Lien, 4.750%, 10/26/22	601,500	0.1
	141,224	Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	138,400	0.0
	806,401	Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	790,273	0.1
			88,305,109	10.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television: 3.7%
	3,600,000	Charter Communications Operating, LLC, TLI, 3.500%, 01/23/23	$3,591,843	0.4
	3,280,613	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,188,346	0.4
	250,000	Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	242,813	0.0
	992,399	New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	978,133	0.1
	3,000,000	Numericable (YPSO France SAS),USD Add On, 4.000%, 07/27/22	2,934,375	0.4
	7,233,706	RCN Cable, Term Loan B, 4.250%, 02/25/20	7,194,145	0.9
GBP	2,750,000	Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	4,102,297	0.5
	8,165,239	Wideopenwest Finance, LLC, TLB, 4.500%, 04/01/19	8,000,236	1.0
			30,232,188	3.7
		Chemicals & Plastics: 5.2%
	2,515,200	Armacell, First Lien Term Loan, 5.500%, 07/02/20	2,524,632	0.3
	1,004,944	Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	998,663	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
1,701,575	AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	$1,701,257	0.2
2,227,500	Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,215,899	0.3
1,000,000	Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	957,500	0.1
2,000,000	Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,942,500	0.2
3,865,489	Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/03/21	3,810,727	0.5
639,010	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/03/21	632,221	0.1
762,611	Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	760,069	0.1
1,989,995	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	1,953,678	0.2
328,518	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	328,313	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	768,732	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	$768,252	0.1
	886,500	Kronos Worldwide, Inc.,Term Loan B Facility, 4.000%, 02/21/20	806,715	0.1
	1,786,500	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 4.750%, 06/07/20	1,741,837	0.2
	836,598	MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	814,323	0.1
	1,582,410	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,579,443	0.2
	821,032	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	819,493	0.1
EUR	926,562	Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	978,959	0.1
	1,981,985	Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,991,895	0.3
	2,298,100	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,214,794	0.3
	1,989,783	PQ Corporation, First Lien Term Loan Facility, 4.000%, 08/07/17	1,982,944	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
1,471,313		Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	$1,464,324	0.2
325,000		Royal Adhesives & Sealants,Second Lien Term Loan, 8.500%, 06/19/23	322,766	0.0
3,663,000		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,586,308	0.4
3,970,000		Styrolution Group GmbH, TL B-1 USD, 6.500%, 11/07/19	4,003,082	0.5
1,992,386	(1)	Tronox Pigments (Netherlands) BV, Term Loan, 4.250%, 03/19/20	1,822,411	0.2
			42,723,005	5.2
		Clothing/Textiles: 0.6%
3,960,549		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,967,975	0.5
673,816		Vince, LLC, Term Loan, 5.750%, 11/27/19	646,863	0.1
			4,614,838	0.6
		Conglomerates: 1.1%
2,970,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,895,750	0.3
600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	537,000	0.1
3,161,722		ServiceMaster Company, Term Loan, 4.250%, 07/01/21	3,149,866	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,968,772		Waterpik, First Lien, 5.750%, 07/08/20	$1,959,749	0.2
	517,584		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	508,203	0.1
				9,050,568	1.1
			Containers & Glass Products: 2.7%
	4,712,481	(1)	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	4,672,722	0.6
	630,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	614,250	0.1
	1,000,000		Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	990,278	0.1
EUR	674,335		Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	717,317	0.1
	72,981		Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	73,620	0.0
EUR	100,665		Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	107,082	0.0
	374,769		Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	378,048	0.0
	452,152		EveryWare, Inc., Term Loan, 10.000%, 06/04/18	446,500	0.1
	2,465,060		Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	2,404,050	0.3
	924,384		Milacron LLC, Term Loan, 4.500%, 09/28/20	920,617	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Containers & Glass Products (continued)
	2,925,833		Otter Products, Term Loan B, 5.750%, 06/03/20	$2,838,974	0.3
	1,225,000	(1)	Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/29/22	1,222,958	0.1
	1,250,000		Prolampac Intermediate Inc, First Lien Term Facility, 5.000%, 08/12/22	1,245,312	0.2
	2,686,500		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	2,673,441	0.3
EUR	3,000,000		Verallia, EUR TL, 5.000%, 07/24/22	3,177,573	0.4
				22,482,742	2.7
			Diversified Insurance: 7.3%
	2,892,750		Acrisure, LLC, First Lien Term Loan, 5.250%, 05/19/22	2,791,504	0.3
	5,985,000		Alliant Holdings, I, LLC, Term Loan B, 4.500%, 08/12/22	5,897,098	0.7
	950,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	952,969	0.1
	7,050,453		AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	7,073,014	0.9
	4,697,318		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	4,635,177	0.6
	1,911,551		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,856,594	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,950,000	AssuredPartners, Inc., 1st Lien Term Loan, 5.750%, 10/22/22	1,950,000	0.2
3,176,875	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	3,041,858	0.4
1,400,000	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,316,000	0.2
9,765,825	Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,505,400	1.1
6,005,229	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,902,017	0.7
3,319,152	Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,232,024	0.4
7,900,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	7,381,562	0.9
5,001,553	USI, Inc., Term Loan, 4.250%, 12/27/19	4,928,095	0.6
		60,463,312	7.3
	Drugs: 0.9%
1,158,050	Akorn, Inc., Term Loan, 6.000%, 04/17/21	1,111,728	0.1
3,017,492	Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	2,962,173	0.4
3,300,000	Endo Pharmaceuticals Holdings Inc., Term loan B, 3.750%, 09/26/22	3,249,124	0.4
		7,323,025	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Ecological Services & Equipment: 1.5%
5,197,500		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	$4,937,625	0.6
6,502,183		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	6,370,111	0.8
1,243,750		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	1,246,859	0.1
			12,554,595	1.5
		Electronics/Electrical: 18.6%
2,935,250		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	2,918,739	0.3
2,898,392		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,871,220	0.3
2,659,500		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,604,095	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	674,917	0.1
1,800,801		Aspect Software, Inc., Term Loan, 7.500%, 05/07/16	1,665,741	0.2
862,831		Avago Technologies, Term Loan B, 3.750%, 05/06/21	860,764	0.1
10,000,000	(1)	Avago Technologies, Term Loan B, 4.250%, 11/11/22	9,906,250	1.2
1,975,000		Avast Software, Term Loan, 4.250%, 03/20/20	1,970,886	0.2
6,793,604		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,606,779	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,250,000	Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/22/22	$3,181,344	0.4
1,984,298	BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	1,730,308	0.2
3,831,050	Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,615,553	0.4
9,801,284	Dell International LLC,Term B Loans, 4.000%, 04/29/20	9,772,498	1.2
2,223,134	ECI, Term Loan B, 5.750%, 05/28/21	2,228,692	0.3
3,491,250	Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	3,439,506	0.4
3,575,758	Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	3,522,122	0.4
980,625	Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	964,281	0.1
957,295	Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	950,514	0.1
1,395,000	FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	1,395,000	0.2
8,277,261	Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	8,273,355	1.0
4,189,810	Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	4,191,700	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
9,080,282		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	$9,060,105	1.1
4,808,955		Hyland Software, Inc.,1st Lien Term Loan, 4.750%, 07/01/22	4,762,668	0.6
1,500,000		Hyland Software, Inc., 2nd Lien Term Loan, 8.250%, 06/30/23	1,426,875	0.2
1,849,711		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,769,943	0.2
6,100,000		Informatica Corporation, Term Loan B, 4.500%, 08/05/22	5,941,510	0.7
9,015,775		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	8,974,925	1.1
1,350,000		Linxens,TL B-1 USD, 5.000%, 10/16/22	1,340,999	0.2
1,811,951		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,811,951	0.2
4,790,000	(1)	NXP Semiconductors, Tranche B Loan, 3.750%, 11/05/20	4,770,840	0.6
2,986,940		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,953,337	0.4
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	559,427	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,861,503	Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	$3,857,884	0.5
8,198,116	RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	7,457,728	0.9
2,374,194	RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,969,097	0.2
4,975,000	Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,978,109	0.6
1,001,343	Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	942,932	0.1
3,954,962	Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,365,954	0.4
3,684,978	SS&C Technologies Inc.,TLB-1, 3.750%, 07/06/22	3,683,662	0.4
553,812	SS&C Technologies Inc.,TLB-2, 3.750%, 07/06/22	553,614	0.1
5,536,125	TTM Technologies, Term Loan B, 6.000%, 05/31/21	5,107,075	0.6
5,590,909	Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,615,805	0.7
		154,248,704	18.6
	Equity REITs and REOCs: 0.3%
2,150,000	Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	2,167,916	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Financial Intermediaries: 2.5%
1,985,000		Duff & Phelps, Add On Term Loan, 4.750%, 04/23/20	$1,970,112	0.2
3,704,779		Duff & Phelps, Add-On Term Loan, 4.750%, 04/23/20	3,658,469	0.5
6,000,000	(1)	First Eagle Investment Management, Inc., TLB, 4.250%, 10/30/22	5,919,378	0.7
2,400,000	(1)	LPL Holdings, Inc., TL B New, 4.750%, 11/20/22	2,394,000	0.3
1,243,125		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,143,675	0.1
4,198,876		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	4,218,560	0.5
1,426,778		Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,430,345	0.2
			20,734,539	2.5
		Food Products: 4.2%
5,341,251		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,345,257	0.6
4,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,970,000	0.5
2,040,904		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,035,802	0.2
492,500		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	461,719	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,468,158	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	$5,398,439	0.6
3,050,675	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,921,021	0.4
3,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	3,311,500	0.4
1,700,000	Hostess, First Lien Term Loan, 4.500%, 08/03/22	1,697,600	0.2
6,000,000	JBS USA, Inc. (FKA Swift), TLB, 4.000%, 10/30/22	5,977,464	0.7
3,956,094	NPC International, Term Loan, 4.000%, 12/28/18	3,909,938	0.5
		35,028,740	4.2
	Food Service: 2.0%
4,762,401	CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	4,518,328	0.5
4,029,488	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	3,908,603	0.5
8,479,151	Restaurant Brands International (F.K.A. Burger King Corporation), TL B, 3.750%, 12/12/21	8,464,007	1.0
		16,890,938	2.0
	Food/Drug Retailers: 2.1%
2,047,500	Albertsons LLC, Term Loan B3, 5.000%, 08/25/19	2,046,361	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food/Drug Retailers (continued)
4,864,117	Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	$4,866,316	0.6
2,472,513	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,426,153	0.3
775,000	Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	744,000	0.1
4,951,677	Supervalu, Term Loan, 4.500%, 03/21/19	4,942,957	0.6
2,057,494	TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	2,054,922	0.3
		17,080,709	2.1
	Health Care: 15.4%
1,634,160	Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,372,694	0.2
5,935,125	Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	5,822,607	0.7
2,277,508	Alere US Holdings, LLC, New Term Loan B, 4.250%, 06/15/22	2,253,107	0.3
798,000	Aspen Dental Management, Inc., Term Loan B, 5.500%, 04/29/22	796,670	0.1
2,231,704	ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,223,335	0.3
2,567,930	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,298,298	0.3
8,641,726	Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	8,561,790	1.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,636,209	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	$4,599,991	0.6
6,004,520	CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	5,921,490	0.7
1,695,750	Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,663,955	0.2
6,307,625	Connolly/iHealth Technologies, First Lien, 4.500%, 05/14/21	6,264,260	0.8
2,000,000	Connolly/iHealth Technologies, Second Lien, 8.000%, 05/14/22	2,000,000	0.2
992,481	Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	754,286	0.1
3,710,160	DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	3,626,681	0.4
3,541,111	Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,850,594	0.3
2,500,000	Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,200,000	0.3
7,074,321	Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,992,527	0.8
5,794,248	Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	5,620,421	0.7
5,667,628	Kinetic Concepts, Inc., E-1, 4.500%, 05/04/18	5,540,107	0.7
1,867,925	Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	1,855,471	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
	7,585,343	Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	$3,147,917	0.4
	1,943,862	Multiplan, Inc, Term Loan, 3.750%, 04/01/21	1,897,452	0.2
	2,846,933	NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,846,341	0.3
	2,226,943	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	2,069,666	0.3
	2,982,399	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	2,816,503	0.3
	3,224,586	Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/18/22	3,149,011	0.4
	2,962,500	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,890,289	0.3
	750,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	723,750	0.1
	2,466,414	Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,470,525	0.3
	1,600,000	Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	1,584,667	0.2
EUR	248,752	Sivantos (Siemens Audiology), TL B Euro, 4.250%, 01/17/22	264,242	0.0
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,278,527		Sivantos (Siemens Audiology), TL B USD, 4.250%, 01/17/22	$4,260,698	0.5
	3,925,000		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,880,844	0.5
	5,824,109		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	5,802,269	0.7
	1,094,500		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	1,093,588	0.1
	536,250		Truven Health, Inc., Term Loan B, 4.500%, 06/06/19	526,356	0.1
	5,000,000	(1)	U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 11/17/22	4,975,000	0.6
	9,925,000		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	9,398,419	1.1
EUR	800,000		VWR International Inc., Euro Term Loan B, 4.000%, 01/25/22	847,881	0.1
				127,863,702	15.4
			Home Furnishings: 2.0%
	9,031,161		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	9,002,406	1.1
	3,332,813		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,303,651	0.4
	1,125,463		Hunter Fan Company, First Lien Term Loan, 6.500%, 12/20/17	1,119,835	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Home Furnishings (continued)
885,444	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	$878,527	0.1
2,487,500	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,437,750	0.3
		16,742,169	2.0
	Industrial Equipment: 4.5%
2,309,164	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,043,610	0.3
5,475,742	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	5,338,849	0.7
990,555	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	988,697	0.1
103,196	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	103,002	0.0
301,431	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	300,866	0.0
4,388,918	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,301,139	0.5
667,689	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	659,343	0.1
6,132,393	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,623,404	0.7
2,510,241	International Equipment Solutions, LLC, Term Loan, 7.250%, 08/16/19	2,372,178	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,199,764	Kenan Advantage Group, Inc., Term Loan B, 4.000%, 07/31/22	$1,193,765	0.1
382,683	Kenan Advantage Group, Inc., Term Loan Canada Borrower, 4.000%, 07/31/22	380,770	0.1
7,092,744	Rexnord Corporation/ RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	6,949,116	0.8
3,537,037	Signode Industrial Group, US Dollar Tranche Term Loan, 3.750%, 05/01/21	3,422,083	0.4
886,500	SunSource, First Lien Term Loan, 4.750%, 02/15/21	857,689	0.1
658,652	VAT Holding,Term Loan B, 4.250%, 02/11/21	656,183	0.1
1,896,324	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	1,882,102	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	320,937	0.0
		37,393,733	4.5
	Leisure Goods/Activities/ Movies: 4.3%
7,406,250	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	6,893,982	0.8
650,000	Cirque Du Soleil, Second Lien Term Loan, 9.250%, 07/07/23	638,084	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Leisure Goods/Activities/ Movies (continued)
5,999,027	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	$5,862,550	0.7
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,887,500	0.2
2,244,849	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	2,249,058	0.3
3,593	FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	2,910	0.0
8,474,636	Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,066,794	1.0
2,035,714	NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	1,928,839	0.2
5,813,935	NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.500%, 01/22/20	5,494,168	0.7
2,810,875	TWCC Holding Corporation, Extended First Lien Term Loan, 5.750%, 02/13/20	2,812,632	0.3
		35,836,517	4.3
	Lodging & Casinos: 6.1%
9,897,817	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	9,501,904	1.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,221,938	American Casino and Entertainment Properties LLC, Term Loan, 5.000%, 07/03/22	$1,223,465	0.2
3,500,000	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/21/21	3,497,571	0.4
1,061,747	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,023,259	0.1
5,046,324	CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	5,027,400	0.6
847,875	Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	847,875	0.1
2,561,000	Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,458,560	0.3
1,464,469	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,467,032	0.2
3,417,094	Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,423,074	0.4
800,000	Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	744,000	0.1
3,460,328	La Quinta, First Lien Term Loan, 3.750%, 04/14/21	3,410,586	0.4
4,366,717	Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	4,066,505	0.5
1,985,000	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,842,018	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos (continued)
8,520,288	Station Casinos LLC, Term Loan, 4.250%, 03/02/20	$8,465,264	1.0
3,817,379	Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,803,063	0.5
		50,801,576	6.1
	Mortgage REITs: 0.9%
4,339,125	DTZ, First Lien Term Loan B, 4.250%, 11/04/21	4,281,497	0.5
3,000,000	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	2,977,500	0.4
		7,258,997	0.9
	Nonferrous Metals/Minerals: 0.4%
3,195,723	Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	1,768,299	0.2
1,995,000	Novelis Inc., Term Loan B, 4.000%, 06/02/22	1,943,130	0.2
		3,711,429	0.4
	Oil & Gas: 2.9%
2,216,376	Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	2,039,066	0.3
1,800,000	Chelsea Petroleum Products I, LLC, Term Loan, 4.850%, 07/22/22	1,773,000	0.2
2,982,444	CITGO, Term Loan B, 4.500%, 07/30/21	2,925,592	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,718,158	CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	$1,723,884	0.2
	2,416,471	Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	2,344,581	0.3
	3,158,935	FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	951,629	0.1
	6,644,400	Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	4,401,915	0.5
	2,962,619	Penn Product Terminals, Term Loan, 4.750%, 04/13/22	2,770,049	0.3
	2,720,575	Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	1,904,402	0.2
	2,982,310	Western Refining, Inc., Term Loan, 4.250%, 11/12/20	2,895,325	0.4
			23,729,443	2.9
		Publishing: 2.7%
	5,875,367	Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	5,798,252	0.7
	2,194,500	Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	2,189,014	0.3
	186,329	HIBU PLC (fka Yell Group PLC), Facility A2, 5.416%, 03/03/19	377,936	0.1
EUR	16,638	HIBU PLC (fka Yell Group PLC), Spanish facility, 0.016%, 03/03/19	—	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Publishing (continued)
1,668,961	McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	$1,673,134	0.2
3,379,667	Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 05/29/22	3,176,887	0.4
1,230,951	Nelson Canada, 10% Reinstated 1st Lien TL, 0.416%, 10/01/20	984,761	0.1
2,691,114	Penton Media, Inc, First Lien, 4.750%, 09/30/19	2,681,023	0.3
1,172,505	Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,157,849	0.1
3,917,889	Tribune Company, Term Loan B, 3.750%, 12/31/20	3,906,460	0.5
		21,945,316	2.7
	Radio & Television: 3.3%
5,122,611	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	3,759,997	0.5
6,921,330	iHeartCommunications, Inc., Term Loan E, 7.916%, 07/30/19	5,052,571	0.6
1,252,799	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,252,408	0.1
812,500	Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	806,406	0.1
2,939,876	Media General, Inc., DDTerm Loan-B, 4.000%, 07/31/20	2,925,177	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,598,333		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	$1,564,369	0.2
	4,568,557		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,516,343	0.5
	7,239,431		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,156,293	0.9
				27,033,564	3.3
			Retailers (Except Food & Drug): 11.5%
	1,435,500		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,409,780	0.2
	6,598,938		Academy Ltd., Term Loan, 5.000%, 07/01/22	6,299,234	0.8
EUR	3,729,551		Action Holding B.V., Term Loan B, 4.916%, 01/13/21	3,954,528	0.5
	6,000,000		Ascena Retail Group, Inc.,TLB, 5.250%, 08/21/22	5,359,998	0.6
	454,545	(1)	Bass Pro Group, LLC, Term Loan B, 4.000%, 06/01/20	427,273	0.0
	8,645,273		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,502,090	1.0
	4,000,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	3,852,500	0.5
	2,650,000		FullBeauty Brands (F.K.A. OneStopPlus), 1st Lien TL, 5.750%, 09/30/22	2,517,500	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
5,870,220	Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	$5,881,838	0.7
1,152,074	Hudson's Bay Company,TL-B, 4.750%, 09/30/22	1,150,093	0.1
1,970,000	J. Crew, Term Loan B, 4.000%, 03/01/21	1,242,948	0.1
4,523,843	Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,429,597	0.5
2,116,889	Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	2,113,912	0.3
4,196,250	Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,930,489	0.5
10,743,201	Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	10,085,180	1.2
3,901,149	Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	3,896,273	0.5
3,570,968	Party City Holdings Inc, TL-B, 4.250%, 08/19/22	3,505,501	0.4
3,136,330	Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,164,067	0.3
11,940,000	PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	11,766,130	1.4
994,924	rue21 inc., Term Loan B, 5.620%, 10/10/20	830,761	0.1
3,207,865	Savers, Term Loan B, 5.000%, 07/09/19	2,614,410	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,579,820		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	$2,573,370	0.3
	5,000,000	(1)	Staples, Inc., Term Loan-B, 3.500%, 04/23/21	4,949,305	0.6
	4,000,000		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,170,000	0.3
				95,626,777	11.5
			Steel: 0.3%
	2,100,000		XPO Logistics, Term Loan B, 5.500%, 10/31/21	2,094,750	0.3
			Surface Transport: 1.2%
	2,186,500		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	1,995,181	0.3
	1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	867,500	0.1
	2,550,000		Navistar Inc., Term Loan B, 6.500%, 08/07/20	2,338,562	0.3
	1,977,475		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,967,587	0.2
	1,200,000		Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	1,161,000	0.1
	693,744		V.Group, Term Loan B, 5.000%, 06/30/21	688,541	0.1
	542,734		Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	543,412	0.1
				9,561,783	1.2
			Telecommunications: 10.2%
EUR	1,875,000		Altice International S.A., EUR Add On, 4.500%, 07/17/22	1,968,804	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
3,384,416	Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	$3,265,962	0.4
4,975,894	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,728,343	0.6
1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,545,469	0.2
4,813,767	Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 07/31/22	4,482,820	0.5
3,364,262	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,894,947	0.3
7,700,001	Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	5,868,040	0.7
1,900,000	CommScope, Inc., Tranche 5 Term Loan, 3.750%, 12/29/22	1,881,000	0.2
10,074,750	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	9,427,760	1.1
3,900,525	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,886,873	0.5
565,700	Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	558,629	0.1
4,119,566	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,352,297	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,700,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	$1,338,750	0.2
2,638,933	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,633,278	0.3
8,500,000	Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	8,439,437	1.0
2,300,000	Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,300,862	0.3
6,755,722	Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	6,644,847	0.8
1,200,000	Securus Technologies, Inc., Incremental Term Loan B-2, 5.250%, 04/30/20	975,000	0.1
1,974,705	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,604,448	0.2
3,052,127	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	2,395,919	0.3
2,900,000	T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22	2,906,711	0.4
5,888,118	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	5,819,421	0.7
2,888,568	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,857,427	0.3
3,045,034	Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	3,017,303	0.4
		84,794,347	10.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Shares			Borrower/ Tranche Description	Value	Percentage of Net Assets
			Utilities: 1.9%
	1,205,885		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	$1,207,392	0.2
	2,000,000	(1)	Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	1,980,000	0.2
	1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,028,230	0.1
	2,934,365		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,831,663	0.3
	2,443,875		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	2,382,778	0.3
	2,084,250		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	2,076,434	0.3
	1,979,798		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,859,361	0.2
	2,514,644		TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,497,094	0.3
				15,862,952	1.9
			Total Senior Loans ( Cost $1,215,188,909 )	1,160,930,434	140.2
OTHER CORPORATE DEBT: 0.1%
			Health Care: 0.1%
EUR	399,000		ConvaTec, EUR TL, 4.250%, 06/15/20	421,714	0.1
			Publishing: —%
	645,834	&	HIBU PLC (fka Yell Group PLC), Facility B2, 0.416%, 03/03/24	—	0.0
			Total Other Corporate Debt ( Cost $828,035 )	421,714	0.1
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.8%
154	@	AR Broadcasting (Warrants)	$—	0.0
888,534	@,R	Ascend Media (Residual Interest)	—	0.0
3,160		Caribe Media Inc.	—	0.0
178,416	@	Cengage Learning	4,192,776	0.5
246,734	@	Eagle Topco 2013 LTD	—	0.0
60,946	@	Everyware Global, Inc.	464,713	0.1
8	@	Faith Media Holdings, Inc. (Residual Interest)	—	0.0
535,170	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	—	0.0
1,070,339	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	—	0.0
291	@,R	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
205,396	@	Longview Power, LLC	1,899,913	0.2
209,262	@	Nelson Education Ltd.	$—	0.0
106,702	@	Northeast Biofuels (Residual Interest)	—	0.0
		Total Equities and Other Assets ( Cost $8,876,353 )	6,557,402	0.8
		Total Investments ( Cost $1,224,893,297 )	$1,167,909,550	141.1
		Liabilities in Excess of Other Assets	(340,007,254)	(41.1)
		Net Assets	$827,902,296	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

&  Payment-in-kind

R  Restricted Security

(1)  Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,224,970,453.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,426,220
Gross Unrealized Depreciation	(58,487,123)
Net Unrealized Depreciation	$(57,060,903)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$4,657,489	$1,899,913	$—	$6,557,402
Other Corporate Debt	—	421,714	—	421,714
Senior Loans	—	1,160,930,434	—	1,160,930,434
Total Investments, at fair value	$4,657,489	$1,163,252,061	$—	$1,167,909,550
Other Financial Instruments+
Forward Foreign Currency Contracts	—	204,467	—	204,467
Total Assets	$4,657,489	$1,163,456,528	$—	$1,168,114,017
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$—	$(838)	$—	$(838)
Total Liabilities	$—	$(838)	$—	$(838)

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2015, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	22,165,000	Sell	12/22/15	$23,597,324	$23,432,382	$164,942
State Street Bank	British Pound	2,711,600	Sell	12/22/15	4,123,733	4,084,208	39,525
							$204,467

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$204,467
Total Asset Derivatives		$204,467

The effect of derivative instruments on the Trust's Statement of Operations for the period ended November 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$1,102,494
Total	$1,102,494
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$124,130
Total	$124,130

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2015 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

State Street Bank
Assets:
Forward foreign currrency contracts	$204,467
Total Assets	$204,467
Net OTC derivative instruments by counterparty, at fair value	$204,467
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$204,467

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1  To elect eleven nominees to the Board of Trustees of Voya Prime Rate Trust.

An annual shareholder meeting of Voya Prime Rate Trust was held July 1, 2015, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	120,272,594.974	3,460,283.212	0.000	0.000	123,732,878.186
John V. Boyer	1	*	120,307,137.390	3,425,740.796	0.000	0.000	123,732,878.186
Patricia W. Chadwick	1	*	120,287,522.294	3,445,355.892	0.000	0.000	123,732,878.186
Albert E. DePrince, Jr.	1	*	120,220,218.564	3,512,659.622	0.000	0.000	123,732,878.186
Peter S. Drotch	1	*	120,266,021.174	3,466,857.012	0.000	0.000	123,732,878.186
Russell H. Jones	1	*	120,232,913.174	3,499,965.012	0.000	0.000	123,732,878.186
Patrick W. Kenny	1	*	120,280,824.564	3,452,053.622	0.000	0.000	123,732,878.186
Joseph E. Obermeyer	1	*	120,332,331.390	3,400,546.796	0.000	0.000	123,732,878.186
Sheryl K. Pressler	1	*	120,350,263.294	3,382,614.892	0.000	0.000	123,732,878.186
Roger B. Vincent	1	*	120,177,949.980	3,554,928.206	0.000	0.000	123,732,878.186
Shaun P. Mathews	1	*	120,357,810.390	3,375,067.796	0.000	0.000	123,732,878.186

*Proposal Passed

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Shareholder Reinvestment Program ("Program"). Shareholders are advised to review a fuller explanation of the Program contained in the Trust's SAI.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the Transfer Agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed Participation Form to the Transfer Agent, the Program administrator. The Transfer Agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting Voya's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting Voya's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2015 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 30, 2015	February 6, 2015	February 24, 2015
February 27, 2015	March 6, 2015	March 23, 2015
March 31, 2015	April 8, 2015	April 22, 2015
April 30, 2015	May 7, 2015	May 22, 2015
May 29, 2015	June 8, 2015	June 22, 2015
June 30, 2015	July 8, 2015	July 22, 2015
July 31, 2015	August 6, 2015	August 24, 2015
August 31, 2015	September 8, 2015	September 22, 2015
September 30, 2015	October 8, 2015	October 22, 2015
October 30, 2015	November 6, 2015	November 23, 2015
November 30, 2015	December 8, 2015	December 22, 2015
December 21, 2015	December 29, 2015	January 13, 2016

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of Common Stock as of November 30, 2015 was 2,780 which does not include approximately 42,128 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on July 31, 2015 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust Account
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

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